RELATED PARTY TRANSACTIONS - Summary of related parties percentage (Details)		12 Months Ended
	Mar. 23, 2020	Dec. 31, 2021
Beijing Jingu Shitong Technology Co., Ltd
Related Party Transaction [Line Items]
Ownership percentage after reduction	55.38%	55.38%
Shanghai Keshen Information Technology Co., Ltd.
Related Party Transaction [Line Items]
Equity interest, equity method investment ( as a percent)		20.00%
Beijing Lianxinzhihui Technology Co., Ltd.
Related Party Transaction [Line Items]
Equity interest, equity method investment ( as a percent)		15.93%
Shenzhen City Yunjitong Technology Co., Ltd.
Related Party Transaction [Line Items]
Equity interest, equity method investment ( as a percent)		18.52%
Shenyang Yunrongxin Technology Co., Ltd
Related Party Transaction [Line Items]
Equity interest, equity method investment ( as a percent)		20.00%